Share-based compensation (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of changes in number of stock options with their weighted average exercise prices
Changes in the number of stock options, with their weighted average exercise prices, are summarized below:

As at	October 31, 2024		October 31, 2023
	Number of options	Weighted average exercise price ($)	Number of options	Weighted average exercise price ($)

Opening balance November 1, 2023	4,590,980	3.94	2,250,082	6.16
Granted	234,000	2.67	2,666,457	2.61
Forfeited or expired	(1,629,778)	5.74	(325,559)	8.30
Exercised	(114,750)	1.86	-	-
Balance, October 31, 2024	3,080,452	2.97	4,590,980	3.94
Exercisable, end of the period	1,693,346	3.19	1,909,963	5.68

Schedule of range of exercise prices of outstanding share options and exercisable share options

	Outstanding options			Exercisable options
	Number of options outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number of options exercisable	Weighted average exercise price
Range of exercise price
$1.53 - $7.56	3,080,452	1.69	2.97	1,693,346	3.19

Schedule of assumptions used for options granted valued using the Black-Scholes
Options that were granted during the year were valued using the Black-Scholes option pricing model with the following assumptions:

As at	October 31, 2024	October 31, 2023
Share price	2.66	2.40
Exercise price	2.67	2.61
Volatility	62%	69%
Expected option life (years)	2.13	2.16
Weighted average fair value	0.99	1.85
Risk-free interest rate	3.40%	4.73%

Schedule of number of share and weighted average exercise prices

	Number of shares
As at	October 31, 2024	October 31, 2023
	#	#
Opening balance, beginning of the period	486,335	132,143
Granted	687,747	486,335
Forfeited or expired	0	0
Vested and issued	(486,335)	(132,143)
Balance, end of the period	687,747	486,335

	Number of shares
As at	October 31, 2024	October 31, 2023
	#	#
Opening balance, beginning of the period	541,616	3,160,537
Forfeited or expired	(90,933)	-
Released from escrow	(450,683)	(2,618,921)
Balance, end of the period	-	541,616